OMB APPROVAL
OMB Number: 3235-0578
Expires: February 28, 2006
Estimated average burden hours per response: 20.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-05773

ING VP Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Balanced Portfolio, Inc.

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 57.6%
		Advertising: 0.1%
10,000	L	Advo, Inc.	$309,400
27,100	@, L	Catalina Marketing Corp.	625,468

			934,868

		Aerospace/Defense: 1.4%
9,050	@	Armor Holdings, Inc.	376,571
119,000		Boeing Co.	6,142,780
41,300		General Dynamics Corp.	4,216,730
11,990		L-3 Communications Holdings, Inc.	803,330
8,224	@	Moog, Inc.	298,531
101,200		Raytheon Co.	3,843,576
10,900	@	Teledyne Technologies, Inc.	272,936
28,350		United Technologies Corp.	2,647,323

			18,601,777

		Agriculture: 0.6%
112,250		Altria Group, Inc.	5,280,240
45,482		UST, Inc.	1,831,105

			7,111,345

		Apparel: 0.8%
6,800	@	Ashworth, Inc.	55,760
52,550	@	Coach, Inc.	2,229,171
12,750	@	Gymboree Corp.	183,600
3,360		Haggar Corp.	57,590
12,795		K-Swiss, Inc.	246,304
29,750		Liz Claiborne, Inc.	1,122,170
52,400		Nike, Inc.	4,129,120
12,290		Phillips-Van Heusen Corp.	273,821
5,530	@	Quiksilver, Inc.	140,573
30,200		VF Corp.	1,493,390
12,200		Wolverine World Wide, Inc.	307,440

			10,238,939

		Auto Manufacturers: 0.4%
342,150		Ford Motor Co.	4,807,208
8,235		Oshkosh Truck Corp.	469,889

			5,277,097

		Auto Parts and Equipment: 0.1%
49,850	@, L	Goodyear Tire & Rubber Co.	535,389
19,400		Modine Manufacturing Co.	584,134

			1,119,523

		Banks: 3.8%
33,650		Associated Banc-Corp.	1,079,156
224,150		Bank of America Corp.	9,712,419
19,030	L	Bank of Hawaii Corp.	899,168
19,250		Banknorth Group, Inc.	673,750
45,600		Colonial Bancgroup, Inc.	932,520
49,850		Comerica, Inc.	2,958,598
31,685		Compass Bancshares, Inc.	1,388,437
4,600		East-West Bancorp, Inc.	154,514
8,975	@@	First Bancorp Puerto Rico	433,493
5,650		First Republic Bank	259,900
18,665		Fremont General Corp.	432,095
44,900		Hibernia Corp.	1,185,809
60,000		Huntington Bancshares, Inc.	1,494,600
10,225		Irwin Financial Corp.	264,010
104,200		Keycorp	3,292,719

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 3.8% (continued)
121,388		National City Corp.	$4,688,004
24,370		National Commerce Financial Corp.	833,698
19,400		Republic Bancorp, Inc.	298,760
6,350		South Financial Group, Inc.	179,070
4,260		UCBH Holdings, Inc.	166,438
13,750		Umpqua Holdings Corp.	310,200
105,650		US Bancorp	3,053,284
166,000		Wachovia Corp.	7,793,699
95,550		Wells Fargo & Co.	5,697,646

			48,181,987

		Beverages: 0.8%
134,500		Coca-Cola Co.	5,386,725
97,250		PepsiCo, Inc.	4,731,213

			10,117,938

		Biotechnology: 0.1%
17,380	@	Charles River Laboratories Intl., Inc.	796,004

			796,004

		Building Materials: 0.3%
3,795		Florida Rock Industries, Inc.	185,917
103,100		Masco Corp.	3,560,043
2,225		Simpson Manufacturing Co., Inc.	140,620

			3,886,580

		Chemicals: 0.9%
50,950		Dow Chemical Co.	2,301,921
57,250		Du Pont EI de Nemours & Co.	2,450,300
15,810	@	FMC Corp.	767,892
2,850		Georgia Gulf Corp.	127,082
47,100		IMC Global, Inc.	819,069
9,985		Macdermid, Inc.	289,166
8,575	@	OM Group, Inc.	313,502
33,100	@	PolyOne Corp.	248,912
50,950		PPG Industries, Inc.	3,122,215
41,200		Sherwin-Williams Co.	1,811,152

			12,251,211

		Coal: 0.1%
22,600		Arch Coal, Inc.	802,073
6,520		Massey Energy Co.	188,624
6,915		Peabody Energy Corp.	411,443

			1,402,140

		Commercial Services: 0.8%
12,400	@, L	Administaff, Inc.	145,080
8,850	@	Alliance Data Systems Corp.	358,956
2,600	@	Arbitron, Inc.	95,186
195,350		Cendant Corp.	4,219,559
9,845	@	Choicepoint, Inc.	419,889
9,650	@, L	Coinstar, Inc.	224,845
5,350	@	Consolidated Graphics, Inc.	224,165
48,300		H&R Block, Inc.	2,386,986
20,255	@	ITT Educational Services, Inc.	730,193
20,420	@	Korn/Ferry Intl.	372,257
17,250	@	Labor Ready, Inc.	241,845
10,040		Manpower, Inc.	446,680
4,720	@, L	Memberworks, Inc.	123,853
12,025	@, L	Pharmaceutical Product Development, Inc.	432,900

			10,422,394

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Computers: 2.3%
13,400		Agilysys, Inc.	$231,686
94,400	@	Apple Computer, Inc.	3,658,000
6,900	@	Brooktrout, Inc.	62,514
2,700	@	CACI Intl., Inc.	142,506
30,055	@	Cadence Design Systems, Inc.	391,917
11,300	@	Carreker Corp.	85,993
6,360	@	Catapult Communications Corp.	119,822
14,780	@	Cognizant Technology Solutions Corp.	450,938
276,350	@	Dell, Inc.	9,838,059
7,965	L	Diebold, Inc.	371,966
9,450	@	DST Systems, Inc.	420,242
3,140	L	Factset Research Systems, Inc.	151,348
167,900		Hewlett-Packard Co.	3,148,125
92,450		International Business Machines Corp.	7,926,663
38,210		Jack Henry Associates, Inc.	717,202
2,985	@	Kronos, Inc.	132,206
5,875	@, L	Micros Systems, Inc.	294,161
17,055	@, L	Sandisk Corp.	496,642
7,085	@	SCM Microsystems, Inc.	19,413
38,370	@	Storage Technology Corp.	969,226

			29,628,629

		Cosmetics/Personal Care: 2.0%
27,350		Alberto-Culver Co.	1,189,178
151,200		Gillette Co.	6,311,088
80,300		Kimberly-Clark Corp.	5,186,577
249,050		Procter & Gamble Co.	13,478,586

			26,165,429

		Distribution/Wholesale: 0.2%
9,485	L	CDW Corp.	550,415
6,010		Hughes Supply, Inc.	180,721
4,970		SCP Pool Corp.	132,898
25,950		WW Grainger, Inc.	1,496,017

			2,360,051

		Diversified Financial Services: 3.1%
72,150		American Express Co.	3,712,839
48,780	@	Americredit Corp.	1,018,526
290,600		Citigroup, Inc.	12,821,271
114,250		Countrywide Financial Corp.	4,500,308
56,100		Fannie Mae	3,556,740
200,974		J.P. Morgan Chase & Co.	7,984,697
11,198		Legg Mason, Inc.	596,491
55,450		Merrill Lynch & Co., Inc.	2,756,974
64,200		Morgan Stanley	3,165,060

			40,112,906

		Electric: 1.4%
168,250	@	AES Corp.	1,680,818
30,450	@, L	CMS Energy Corp.	289,884
12,400	L	Dominion Resources, Inc.	809,100
187,850		Duke Energy Corp.	4,299,886
26,075		Energy East Corp.	656,569
39,250		Exelon Corp.	1,440,083
89,100	L	Pepco Holdings, Inc.	1,773,090
49,898		PPL Corp.	2,354,188
19,785		Scana Corp.	738,772

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 1.4% (continued)
72,400		TXU Corp.	$3,469,407
21,000		Wisconsin Energy Corp.	669,900

			18,181,697

		Electrical Components and Equipment: 0.5%
27,000		Ametek, Inc.	818,640
4,200	@, L	Belden CDT, Inc.	91,560
72,945		Emerson Electric Co.	4,514,566
20,943		Hubbell, Inc.	938,875
8,100	@	Littelfuse Inc	279,693
11,860	@	Rayovac Corp.	312,511

			6,955,845

		Electronics: 0.3%
7,040		BEI Technologies, Inc.	192,896
4,675		Bel Fuse, Inc.	154,649
3,800	@	Benchmark Electronics, Inc.	113,240
3,580	@	Cymer, Inc.	102,603
1,950	@	Dionex Corp.	106,665
10,850	@	Electro Scientific Industries, Inc.	188,248
3,050	@	Flir Systems, Inc.	178,425
6,245	@	Invision Technologies, Inc.	280,962
6,150	@	Meade Instruments Corp.	19,127
8,910		Park Electrochemical Corp.	188,892
26,650		Tektronix, Inc.	886,112
26,800	@	Thomas & Betts Corp.	718,775
4,350	@	Trimble Navigation Ltd.	137,460
4,095		Woodward Governor Co.	276,372

			3,544,426

		Entertainment: 0.1%
18,750		International Speedway Corp.	935,625

			935,625

		Environmental Control: 0.0%
16,920		Republic Services, Inc.	503,539
4,345	@	Waste Connections, Inc.	137,650

			641,189

		Food: 0.6%
8,860		Corn Products Intl., Inc.	408,446
25,450		Ruddick Corp.	499,838
7,505		Sanderson Farms, Inc.	251,042
42,200		Supervalu, Inc.	1,162,610
91,310		Tyson Foods, Inc.	1,462,786
7,200		Whole Foods Market, Inc.	617,688
55,443		WM Wrigley Jr. Co.	3,510,097

			7,912,507

		Forest Products and Paper: 0.7%
67,150		Georgia-Pacific Corp.	2,414,042
27,450		International Paper Co.	1,109,255
28,900		Longview Fibre Co.	440,725
37,850		Louisiana-Pacific Corp.	982,208
56,200		MeadWestvaco Corp.	1,792,780
6,965		Pope & Talbot, Inc.	122,584
14,210		Potlatch Corp.	665,170
17,800		Temple-Inland, Inc.	1,195,270
5,236		Wausau-Mosinee Paper Corp.	87,179

			8,809,213

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Gas: 0.3%
8,455		Energen Corp.	$435,855
9,030	L	Piedmont Natural Gas Co.	396,778
64,700		Sempra Energy	2,341,494
11,955		UGI Corp.	445,443

			3,619,570

		Hand/Machine Tools: 0.2%
23,400		Black & Decker Corp.	1,812,096
20,550		Stanley Works	873,992

			2,686,088

		Healthcare-Products: 2.2%
8,860	@, L	Advanced Medical Optics, Inc.	350,590
9,250	@	American Medical Systems Holdings, Inc.	335,498
14,950		Bausch & Lomb, Inc.	993,428
64,400		Becton Dickinson & Co.	3,329,480
2,795		Cooper Cos., Inc.	191,597
38,650	@	Cytyc Corp.	933,398
5,770		Datascope Corp.	215,221
23,400	L	Dentsply Intl., Inc.	1,215,396
8,800	@	DJ Orthopedics, Inc.	155,320
8,180	@	Haemonetics Corp.	268,631
2,960	@	Idexx Laboratories, Inc.	150,190
10,810	@	Immucor, Inc.	267,548
162,950		Johnson & Johnson	9,178,973
68,200		Medtronic, Inc.	3,539,580
7,560	@, L	Patterson Cos., Inc.	578,794
2,880	@, L	Resmed, Inc.	137,117
7,930	@	Respironics, Inc.	423,779
9,460	@	Techne Corp.	361,183
36,340	@	Varian Medical Systems, Inc.	1,256,274
5,450		Vital Signs, Inc.	174,291
53,150	@	Zimmer Holdings, Inc.	4,200,975

			28,257,263

		Healthcare-Services: 1.8%
36,850		Aetna, Inc.	3,682,421
6,435	@	Amerigroup Corp.	361,969
37,100	@	Anthem, Inc.	3,236,975
6,635	@	Centene Corp.	282,518
22,300	@	Covance, Inc.	891,331
24,225	@	Coventry Health Care, Inc.	1,292,888
48,500	@	Humana, Inc.	969,030
28,030	@	Pacificare Health Systems, Inc.	1,028,701
2,300	@	Pediatrix Medical Group, Inc.	126,155
7,335	@	Rehabcare Group, Inc.	168,925
7,190	@	Sierra Health Services, Inc.	344,617
7,000	@, L	Sunrise Senior Living, Inc.	245,840
94,300		UnitedHealth Group, Inc.	6,953,681
35,850	@	WellPoint Health Networks, Inc.	3,767,477

			23,352,528

		Home Builders: 0.2%
17,355		Lennar Corp.	826,098
3,030		MDC Holdings, Inc.	221,493
11,640		Monaco Coach Corp.	252,006
1,290	@	NVR, Inc.	710,790
3,000		Standard-Pacific Corp.	169,110
3,000		Winnebago Industries, Inc.	103,920

			2,283,417

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.1%
5,005		Bassett Furniture Industries, Inc.	$94,494
3,575		Ethan Allen Interiors, Inc.	124,231
15,660		Harman Intl. Industries, Inc.	1,687,366

			1,906,091

		Household Products/Wares: 0.4%
20,270		Blyth, Inc.	626,343
26,850		Church & Dwight, Inc.	753,411
59,050		Clorox Co.	3,147,365
6,695	@	Fossil, Inc.	207,143

			4,734,262

		Housewares: 0.0%
2,855		National Presto Industries, Inc.	119,396
5,955		Toro Co.	406,727

			526,123

		Insurance: 4.6%
78,150	@@	ACE Ltd.	3,130,689
103,650		Aflac, Inc.	4,064,117
116,450		Allstate Corp.	5,588,435
27,900		American Financial Group, Inc.	833,931
143,800		American Intl. Group, Inc.	9,776,961
49,150		Chubb Corp.	3,454,262
40,250		Cigna Corp.	2,802,608
8,570		Delphi Financial Group, Inc.	344,257
16,165	@@	Everest Re Group Ltd.	1,201,544
41,550		Fidelity National Financial, Inc.	1,583,055
25,250		Horace Mann Educators Corp.	443,895
49,250		Lincoln National Corp.	2,314,750
129,300		Metlife, Inc.	4,997,444
29,950	@	Ohio Casualty Corp.	626,854
20,450		Old Republic Intl. Corp.	511,864
6,080	@	Philadelphia Consolidated Holding Co.	335,130
28,500		PMI Group, Inc.	1,156,530
8,650	@	Proassurance Corp.	302,923
46,650		Progressive Corp.	3,953,588
24,040		Protective Life Corp.	945,012
96,550		Prudential Financial, Inc.	4,541,711
37,850		Safeco Corp.	1,727,853
8,510		Selective Insurance Group, Inc.	316,572
11,400		Stancorp Financial Group, Inc.	811,680
12,060		UICI	394,844
23,125		Unitrin, Inc.	961,306
25,725		WR Berkley Corp.	1,084,566
6,560		Zenith National Insurance Corp.	277,554

			58,483,935

		Internet: 0.9%
38,050	@	eBay, Inc.	3,498,317
51,600	@	McAfee, Inc.	1,037,160
9,769	@	PC-Tel, Inc.	80,692
32,065	@, L	RSA Security, Inc.	618,855
70,400	@, L	Symantec Corp.	3,863,551
7,375	@	Websense, Inc.	307,316
78,650	@	Yahoo!, Inc.	2,667,022

			12,072,913

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Iron/Steel: 0.1%
7,250		Carpenter Technology Corp.	$346,115
4,340		Steel Dynamics, Inc.	167,611
28,900		United States Steel Corp.	1,087,218

			1,600,944

		Leisure Time: 0.3%
8,550		Arctic Cat, Inc.	221,873
34,750		Carnival Corp.	1,643,327
11,850	L	Nautilus Group, Inc.	267,692
3,980	L	Polaris Industries, Inc.	222,164
37,950	L	Sabre Holdings Corp.	930,913

			3,285,969

		Lodging: 0.1%
33,695	@	Caesars Entertainment, Inc.	562,707
7,600		Mandalay Resort Group	521,740

			1,084,447

		Machinery-Construction and Mining: 0.0%
9,015	@	Astec Industries, Inc.	172,367

			172,367

		Machinery-Diversified: 0.1%
2,205		Briggs & Stratton Corp.	179,046
4,255		Cognex Corp.	111,481
4,685		IDEX Corp.	159,103
18,100		Nordson Corp.	621,373
8,102	@	Zebra Technologies Corp.	494,303

			1,565,306

		Media: 1.4%
125,900	@	Comcast Corp.	3,555,416
45,050		McGraw-Hill Cos., Inc.	3,590,035
6,045		Thomas Nelson, Inc.	118,180
249,050	@	Time Warner, Inc.	4,019,666
99,250		Viacom, Inc.	3,330,830
117,650		Walt Disney Co.	2,653,008
1,130		Washington Post Co.	1,039,600

			18,306,735

		Metal Fabricate/Hardware: 0.1%
9,190		Kaydon Corp.	264,396
4,105		Lawson Products, Inc.	168,182
9,220		Mueller Industries, Inc.	395,999
7,250		Precision Castparts Corp.	435,362
8,285		Timken Co.	203,977
10,469		Valmont Industries, Inc.	218,488
7,250	@	Wolverine Tube, Inc.	83,738

			1,770,142

		Mining: 0.0%
10,270	@, L	Century Aluminum Co.	284,787
7,000		Commonwealth Industries, Inc.	65,380
9,225	@	RTI Intl. Metals, Inc.	178,688

			528,855

		Miscellaneous Manufacturing: 2.4%
43,450		3M Co.	3,474,696
3,215		Aptargroup, Inc.	141,364
592,600		General Electric Co.	19,899,507
49,950		Honeywell Intl., Inc.	1,791,207
17,150		Illinois Tool Works, Inc.	1,597,866
31,525		Pentair, Inc.	1,100,538

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 2.4% (continued)
5,715		Standex Intl. Corp.	$140,018
109,950	@@	Tyco Intl. Ltd.	3,371,067

			31,516,263

		Office Furnishings: 0.1%
21,110		HNI Corp.	835,534

			835,534

		Oil and Gas: 4.4%
87,000		Burlington Resources, Inc.	3,549,600
210,100		ChevronTexaco Corp.	11,269,763
37,650		ConocoPhillips	3,119,303
50,750		Devon Energy Corp.	3,603,757
351,200		Exxon Mobil Corp.	16,973,495
86,300		Marathon Oil Corp.	3,562,464
19,360		Murphy Oil Corp.	1,679,867
17,260	@	Newfield Exploration Co.	1,057,002
17,240		Noble Energy, Inc.	1,004,058
8,330		Patina Oil & Gas Corp.	246,318
34,360		Pioneer Natural Resources Co.	1,184,733
19,555		Pogo Producing Co.	927,885
13,535	@, L	Remington Oil & Gas Corp.	355,294
10,085	@	Stone Energy Corp.	441,320
19,450		Sunoco, Inc.	1,438,911
14,300	@	Swift Energy Co.	342,628
20,900		Unocal Corp.	898,700
36,850		Valero Energy Corp.	2,955,739
26,625		XTO Energy, Inc.	864,780

			55,475,617

		Oil and Gas Services: 0.1%
14,300	@	Weatherford Intl. Ltd.	729,586

			729,586

		Packaging and Containers: 0.0%
10,700		Sonoco Products Co.	282,908

			282,908

		Pharmaceuticals: 2.6%
87,850		Abbott Laboratories	3,721,326
115,000	@	Caremark Rx, Inc.	3,688,050
62,150		Eli Lilly & Co.	3,732,108
27,731	@	IVAX Corp.	531,049
4,805		Medicis Pharmaceutical Corp.	187,587
126,000		Merck & Co., Inc.	4,158,000
6,020	@	MGI Pharma, Inc.	160,674
6,295		Natures Sunshine Products, Inc.	95,495
5,905	@	NBTY, Inc.	127,312
10,140	@	Noven Pharmaceuticals, Inc.	211,318
32,900		Perrigo Co.	676,095
419,850		Pfizer, Inc.	12,847,409
9,450	@	Sepracor, Inc.	460,971
76,900		Wyeth	2,876,060

			33,473,454

		Pipelines: 0.2%
137,700	@, L	Dynegy, Inc.	687,123
49,295		National Fuel Gas Co.	1,396,527

			2,083,650

		Real Estate Investment Trust: 0.0%
7,830	L	New Century Financial Corp.	471,523

			471,523

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 5.7%
32,225		Abercrombie & Fitch Co.	$1,015,088
25,200	@	Aeropostale, Inc.	660,240
25,485	@	American Eagle Outfitters, Inc.	939,122
29,405	@	Ann Taylor Stores Corp.	688,077
24,540	@	Barnes & Noble, Inc.	907,980
31,200		Borders Group, Inc.	773,760
9,700		Cato Corp.	215,825
10,200	@	CEC Entertainment, Inc.	374,850
67,750		Circuit City Stores, Inc.	1,039,285
35,560		Claire’s Stores, Inc.	890,422
40,370	@	Copart, Inc.	764,204
99,000		Costco Wholesale Corp.	4,114,440
13,025	@	Dress Barn, Inc.	227,286
203,550		Gap, Inc.	3,806,385
9,975		Haverty Furniture Cos., Inc.	174,962
250,100		Home Depot, Inc.	9,803,919
8,995	@	J Jill Group, Inc.	178,551
10,840	@	Jack in The Box, Inc.	343,953
76,350		JC Penney Co., Inc. Holding Co.	2,693,628
131,900		Limited Brands, Inc.	2,940,051
43,550		Lowe’s Cos., Inc.	2,366,943
198,550		McDonald’s Corp.	5,565,357
20,045		Michaels Stores, Inc.	1,186,864
97,400	@	Office Depot, Inc.	1,463,922
16,405		Petsmart, Inc.	465,738
2,250	@, L	PF Chang’s China Bistro, Inc.	109,103
18,350		Regis Corp.	738,037
5,920	@, L	Sonic Corp.	151,730
118,300		Staples, Inc.	3,527,706
16,465	@	Stein Mart, Inc.	250,597
51,800		Target Corp.	2,343,950
53,850	@	Toys R US, Inc.	955,299
3,700	@	Tractor Supply Co.	116,328
27,700	@	Urban Outfitters, Inc.	952,880
236,200		Wal-Mart Stores, Inc.	12,565,839
161,000		Walgreen Co.	5,768,629
32,900		Wendy’s Intl., Inc.	1,105,440
12,750	@	Williams-Sonoma, Inc.	478,763
4,955	@	Zale Corp.	139,236

			72,804,389

		Savings and Loans: 0.2%
17,100		BankAtlantic Bancorp, Inc.	313,272
9,844	@	Bankunited Financial Corp.	286,953
6,850		Downey Financial Corp.	376,476
14,405		Greenpoint Financial Corp.	666,375
26,630		Independence Community Bank Corp.	1,039,901

			2,682,977

		Semiconductors: 0.7%
12,355	@	DSP Group, Inc.	260,073
356,050		Intel Corp.	7,142,363
52,335		Microchip Technology, Inc.	1,404,671
10,600	@, L	Skyworks Solutions, Inc.	100,700
7,670	@	Standard Microsystems Corp.	134,302

			9,042,109

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 2.7%
56,250	@	Activision, Inc.	$780,188
5,475	@	Ansys, Inc.	272,272
31,000		Autodesk, Inc.	1,507,530
3,055	@	Avid Technology, Inc.	143,188
61,150	@	BMC Software, Inc.	966,782
3,250	@, L	Cerner Corp.	140,595
114,300	@	Compuware Corp.	588,645
8,950	@	Digi Intl., Inc.	102,299
20,700	@	Dun & Bradstreet Corp.	1,215,090
13,905	@	Filenet Corp.	242,781
49,550		First Data Corp.	2,155,425
3,815	@	Hyperion Solutions Corp.	129,672
9,905	@	Mapinfo Corp.	106,974
609,100		Microsoft Corp.	16,841,614
680,800	@	Oracle Corp.	7,679,423
63,000	@	Parametric Technology Corp.	332,640
13,400	@	Progress Software Corp.	266,660
146,700	@	Siebel Systems, Inc.	1,106,118
46,350	@	Sybase, Inc.	639,167

			35,217,063

		Telecommunications: 3.2%
36,835	@	Adaptec, Inc.	279,946
126,850		Alltel Corp.	6,965,334
3,500	@	Anixter Intl., Inc.	122,815
116,450	@	Avaya, Inc.	1,623,313
17,925	@	C-COR.net Corp.	151,466
371,950	@	Cisco Systems, Inc.	6,732,295
3,545	@	Commonwealth Telephone Enterprises, Inc.	154,385
28,315	@	Commscope, Inc.	611,604
20,885		Harris Corp.	1,147,422
134,600		Motorola, Inc.	2,428,184
39,595	@	Polycom, Inc.	784,773
206,300		Qualcomm, Inc.	8,053,952
43,750		Scientific-Atlanta, Inc.	1,134,000
287,150		Verizon Communications, Inc.	11,307,966

			41,497,455

		Toys/Games/Hobbies: 0.0%
5,780	@	Department 56, Inc.	94,214
10,600	@, L	Jakks Pacific, Inc.	243,800

			338,014

		Transportation: 1.1%
9,550		CH Robinson Worldwide, Inc.	443,025
19,945		CNF, Inc.	817,546
12,850	@	EGL, Inc.	388,841
11,885		Expeditors Intl. Washington, Inc.	614,455
54,750		FedEx Corp.	4,691,527
7,250	@	Forward Air Corp.	290,145
19,675		Heartland Express, Inc.	363,004
7,285	@	Landstar System, Inc.	427,484
10,715	@	Offshore Logistics, Inc.	368,810
14,680		Overseas Shipholding Group, Inc.	728,715
63,950		United Parcel Service, Inc.	4,855,083
4,220	@, L	Yellow Roadway Corp.	197,876

			14,186,511

		Total Common Stock
		(Cost $709,165,699)	742,463,328

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.2%
		Banks: 0.2%
272	#, XX	DG Funding Trust	$2,937,600

		Total Preferred Stock
		(Cost $2,957,509)	2,937,600

WARRANTS: 0.0%
		Distribution/Wholesale: 0.0%
2,978	XX	Timco Aviation Services	—

		Total Warrants
		(Cost $0)	—

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 11.5%
		Airlines: 0.1%
$1,803,000		American Airlines, Inc., 7.324%, due 10/15/09	$1,429,348
421,000	#	American Airlines, Inc., 7.250%, due 02/05/09	389,425

			1,818,773

		Auto Manufacturers: 0.1%
461,000		Ford Motor Co., 6.625%, due 10/01/28	418,536
1,006,000		General Motors Corp., 8.375%, due 07/15/33	1,071,157

			1,489,693

		Banks: 2.7%
630,000	@@	Australia & New Zealand Banking Group Ltd., 1.494%, due	542,184
1,040,000	@@, #	Banco Bradesco SA, 8.750%, due 10/24/13	1,086,800
2,365,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	2,708,733
920,000	@@	Bank of Ireland, 2.160%, due 12/29/49	787,652
470,000	@@	Bank of Nova Scotia, 2.115%, due 08/31/85	392,456
1,101,000		BankAmerica Capital II, 8.000%, due 12/15/26	1,228,496
965,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	1,016,876
410,000	@@	Den Norske Bank ASA, 2.125%, due 08/29/49	339,788
1,918,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	2,324,860
1,000		Fleet Capital Trust II, 7.920%, due 12/11/26	1,115
1,024,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	1,084,627
3,010,000	@@, C	HSBC Bank PLC, 1.971%, due 06/29/49	2,570,964
1,570,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	1,363,091
1,510,000	@@	Lloyds TSB Bank PLC, 2.188%, due 06/29/49	1,328,309
1,579,000		M&T Bank Corp., 3.850%, due 04/01/13	1,574,658
1,104,000		Mellon Capital I, 7.720%, due 12/01/26	1,227,959
490,000	@@	National Australia Bank Ltd., 1.463%, due 10/29/49	421,841
1,690,000	@@	National Westminster Bank PLC, 1.938%, due 11/29/49	1,438,854
1,295,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	1,308,794
1,540,000	@@	Royal Bank of Canada, 1.750%, due 06/29/85	1,329,428
690,000	@@	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	600,192
420,000	@@, C	Societe Generale, 1.688%, due 11/29/49	354,928
3,180,000	@@, C	Standard Chartered PLC, 1.800%, due 11/29/49	2,555,464
2,460,000	@@, C	Standard Chartered PLC, 2.070%, due 12/29/49	1,974,150
1,159,000		US Bankcorp, 8.090%, due 11/15/26	1,304,726
988,000	C	Wells Fargo Capital I, 7.960%, due 12/15/26	1,122,382
570,000	@@	Westpac Banking Corp., 2.338%, due 09/29/49	486,490
2,341,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	2,305,517

			34,781,334

		Beverages: 0.4%
3,102,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	3,520,770
201,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	248,738
1,766,000	#	Miller Brewing Co., 4.250%, due 08/15/08	1,796,806

			5,566,314

		Chemicals: 0.1%
424,000		Dow Chemical Co., 5.750%, due 11/15/09	455,514
381,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	410,489

			866,003

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Distribution/Wholesale: 0.0%
$3,104	X	Timco Aviation Services, 0.000%, due 01/02/07	$—

			—

		Diversified Financial Services: 1.9%
418,000	@@, #, I, XX	Alpine III, 2.261%, due 08/16/14	418,000
418,000	@@, #, I, XX	Alpine III, 2.661%, due 08/16/14	418,000
222,000	@@, #, I, XX	Alpine III, 4.461%, due 08/16/14	222,000
645,000	@@, #, I, XX	Alpine III, 7.711%, due 08/16/14	645,000
249,299	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	261,004
858,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	867,393
480,000	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	504,774
1,467,000		Boeing Capital Corp., 7.375%, due 09/27/10	1,706,489
2,061,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due	2,045,543
1,122,000		Citigroup Capital II, 7.750%, due 12/01/36	1,241,944
1,099,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	1,219,595
1,975,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	2,005,397
520,000	@@	Financiere CSFB NV, 2.125%, due 03/29/49	424,573
1,244,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	1,368,472
8,113	#	Hollinger Participation Trust, 0.000%, due 11/15/10	9,310
578,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	745,993
232,000		JPM Capital Trust I, 7.540%, due 01/15/27	248,293
921,000		JPM Capital Trust II, 7.950%, due 02/01/27	1,028,370
3,391,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	3,462,760
1,244,039	@@, #	PF Export Receivables Master Trust, 3.748%, due 06/01/13	1,220,396
1,643,345	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	1,650,042
1,950,000	@@, L	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	2,155,080
15,000		Universal City Development Partners, 11.750%, due 04/01/10	17,550

			23,885,978

		Electric: 2.2%
1,022,000	@@, #	AES Gener SA, 7.500%, due 03/25/14	1,032,220
1,440,380	#	Allegheny Energy Supply Statutory Trust 2001, 10.250%, due 11/15/07	1,656,437
151,947	#	Allegheny Energy Supply Statutory Trust 2001, 13.000%, due 11/15/07	160,304
1,790,423		CE Generation LLC, 7.416%, due 12/15/18	1,859,149
1,781,000		Consumers Energy Co., 4.250%, due 04/15/08	1,812,805
1,400,000		DTE Energy Co., 2.740%, due 06/01/07	1,400,617
2,549,000	@@, L	Empresa Nacional de Electricidad SA, 7.750%, due 07/15/08	2,793,732
3,331,000		Enserch Capital I, 2.950%, due 07/01/28	3,282,521
2,038,000		Enterprise Capital Trust II, 3.195%, due 06/30/28	1,936,787
1,459,000	#	Monongahela Power Co., 6.700%, due 06/15/14	1,588,470
2,321,000		Ohio Power Co., 6.375%, due 07/15/33	2,401,975
3,801,000		PG&E Corp., 6.875%, due 07/15/08	4,133,588
337,150	#	Power Contract Financing LLC, 5.200%, due 02/01/06	342,066
1,011,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	1,053,668
312,538		PPL Montana LLC, 8.903%, due 07/02/20	347,112
865,000		Sithe/Independence Funding Corp., 9.000%, due 12/30/13	982,384
602,000	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	631,233
1,252,000		TXU Corp., 4.446%, due 11/16/06	1,276,891

			28,691,959

		Food: 0.4%
805,000		Kroger Co., 7.250%, due 06/01/09	908,692
1,446,000		Safeway, Inc., 4.800%, due 07/16/07	1,487,376
961,000		Supervalu, Inc., 7.875%, due 08/01/09	1,103,615
1,904,000		Tyson Foods, Inc., 7.250%, due 10/01/06	2,042,836

			5,542,519

		Gas: 0.1%
1,289,000	#	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	1,393,731

			1,393,731

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Home Builders: 0.1%
$1,483,000		DR Horton, Inc., 5.625%, due 09/15/14	$1,483,000
50,000		Technical Olympic USA, Inc., 9.000%, due 07/01/10	55,000

			1,538,000

		Insurance: 0.3%
337,000	#	Farmers Insurance Exchange, 6.000%, due 08/01/14	343,356
925,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	1,095,312
1,217,000	#	Monumental Global Funding II, 3.850%, due 03/03/08	1,237,176
1,043,000		Prudential Financial, Inc., 4.104%, due 11/15/06	1,060,884

			3,736,728

		Media: 0.2%
62,000		Comcast Cable Communications, 7.125%, due 06/15/13	70,238
970,000		Time Warner Entertainment Co. LP, 8.875%, due 10/01/12	1,194,614
670,000		Time Warner, Inc., 6.875%, due 05/01/12	748,621

			2,013,473

		Mining: 0.2%
1,036,000	@@, #	Corp Nacional del Cobre de Chile, 5.500%, due 10/15/13	1,080,972
1,599,000	@@	Vale Overseas Ltd., 8.625%, due 03/08/07	1,774,890

			2,855,862

		Multi-National: 0.2%
2,439,000	@@	Corp Andina de Fomento CAF, 6.875%, due 03/15/12	2,747,863

			2,747,863

		Oil and Gas: 0.9%
1,057,000		Amerada Hess Corp., 6.650%, due 08/15/11	1,168,657
1,536,000		Amerada Hess Corp., 7.875%, due 10/01/29	1,781,467
1,479,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	1,460,904
20,000	L	Energy Partners Ltd., 8.750%, due 08/01/10	21,800
1,388,000	@@, #	Gazprom Intl. SA, 7.201%, due 02/01/20	1,408,820
1,080,000	@@, #	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	1,204,200
3,130,000	#	Pemex Project Funding Master Trust, 3.180%, due 06/15/10	3,170,690
895,000		Valero Energy Corp., 8.750%, due 06/15/30	1,170,110

			11,386,648

		Packaging and Containers: 0.2%
596,000	#	Sealed Air Corp., 5.375%, due 04/15/08	622,798
1,770,000	#	Sealed Air Corp., 6.950%, due 05/15/09	1,962,245

			2,585,043

		Real Estate: 0.3%
1,600,000		EOP Operating LP, 7.750%, due 11/15/07	1,787,846
199,000		Liberty Property LP, 6.375%, due 08/15/12	216,581
1,361,000		Liberty Property LP, 7.750%, due 04/15/09	1,556,531

			3,560,958

		Real Estate Investment Trusts: 0.4%
617,000		Rouse Co., 3.625%, due 03/15/09	576,652
617,000		Rouse Co., 5.375%, due 11/26/13	589,490
1,169,000		Simon Property Group LP, 4.875%, due 03/18/10	1,192,676
2,070,000		Simon Property Group LP, 6.375%, due 11/15/07	2,240,295

			4,599,113

		Retail: 0.0%
40,000		Dollar General Corp., 8.625%, due 06/15/10	46,200

			46,200

		Savings and Loans: 0.1%
1,072,000		Great Western Financial, 8.206%, due 02/01/27	1,214,644

			1,214,644

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Telecommunications: 0.5%
$1,402,000		BellSouth Corp., 4.200%, due 09/15/09	$1,411,622
1,402,000	@@	Cia de Telecomunicaciones de Chile SA, 7.625%, due 07/15/06	1,493,351
800,000		Sprint Capital Corp., 4.780%, due 08/17/06	822,821
611,000		Sprint Capital Corp., 8.375%, due 03/15/12	741,065
1,383,000		Verizon Florida, Inc., 6.125%, due 01/15/13	1,478,200
1,139,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	1,114,132

			7,061,191

		Transportation: 0.1%
830,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	857,707

			857,707

		Total Corporate Bonds/Notes
		(Cost $144,838,022)	148,239,734

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.6%
		Federal Home Loan Mortgage Corporation: 3.5%
8,449,828		2.250%, due 04/15/32	8,491,684
11,435,000		2.700%, due 03/16/07	11,361,874
5,330,000		2.750%, due 02/09/07	5,309,048
536		5.500%, due 05/01/23	550
1,977,000		5.875%, due 03/21/11	2,149,066
3,441,000		6.000%, due 01/15/28	3,551,699
9,251,273		6.000%, due 01/15/29	9,645,889
749,765		6.500%, due 11/01/28	788,752
2,591,000	W	7.000%, due 10/15/34	2,748,079

			44,046,641

		Federal National Mortgage Association: 7.6%
2,608,731		2.090%, due 08/25/33	2,620,947
238,206		2.859%, due 12/26/29	238,986
5,345,000		2.875%, due 05/19/08	5,226,988
2,403,000		4.750%, due 12/25/42	2,423,367
7,496,000	W	5.000%, due 11/01/18	7,596,731
38,640,000	W	5.000%, due 11/15/34	38,132,850
2,705,000		5.250%, due 08/01/12	2,815,699
4,184,980	W	5.500%, due 11/15/18	4,314,455
164,397		6.000%, due 06/01/16	172,551
900,674		6.000%, due 07/01/16	946,344
267,890		6.000%, due 08/01/16	281,177
256,666		6.000%, due 10/01/16	269,396
1,047,476		6.000%, due 03/01/17	1,099,388
460,230		6.000%, due 04/01/17	483,039
562,623		6.000%, due 06/01/17	590,506
124,565		6.000%, due 09/01/17	130,739
116,658		6.000%, due 10/01/17	122,439
596,925		6.000%, due 11/01/17	626,531
634,914		6.000%, due 12/01/17	666,380
650,762		6.000%, due 12/01/18	682,923
5,560,257		6.000%, due 07/25/29	5,783,259
2,351,393		6.000%, due 04/25/31	2,447,609
4,389,615		6.500%, due 04/01/30	4,614,406
5,431,000	W	6.500%, due 10/01/31	5,697,456
2,320,000		6.625%, due 11/15/10	2,642,118
219,502		7.000%, due 06/01/29	233,266
1,357		7.000%, due 08/01/29	1,442
12,728		7.000%, due 10/01/29	13,522
377,601		7.000%, due 11/01/29	401,151
264,478		7.000%, due 01/01/30	280,973

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 7.6% (continued)
$361,162		7.000%, due 03/01/30	$383,686
248,838		7.000%, due 01/01/31	264,181
2,073,752		7.000%, due 06/01/31	2,204,290
502,291		7.000%, due 08/01/31	533,144
73,842		7.000%, due 10/01/31	78,378
119,796		7.000%, due 01/01/32	127,154
17,258		7.000%, due 04/01/32	18,313
34,950		7.000%, due 05/01/32	37,087
69,679		7.000%, due 07/01/32	73,938
296,730		7.500%, due 10/01/30	318,129
264,894		7.500%, due 11/01/30	283,998
1,157,328		7.500%, due 06/25/32	1,253,063
1,521,022		7.500%, due 01/25/48	1,643,768

			98,774,767

		Government National Mortgage Association: 0.5%
81,978		4.000%, due 12/20/29	83,259
289,151		4.375%, due 04/20/28	292,900
385,465		6.500%, due 10/15/31	407,289
1,032,545		7.000%, due 09/15/24	1,106,524
1,559,878		7.000%, due 10/15/24	1,671,639
280,310		7.000%, due 11/15/24	300,416
2,714,851		7.500%, due 12/15/23	2,940,717

			6,802,744

		Total U.S. Government Agency Obligations
		(Cost $149,015,573)	149,624,152

U.S. TREASURY OBLIGATIONS: 6.9%
		U.S. Treasury Bonds: 3.4%
18,916,000	L	5.375%, due 02/15/31	20,269,685
6,956,000	L	6.250%, due 08/15/23	8,124,935
6,742,000	S	10.375%, due 11/15/12	8,213,657
5,860,000	S	13.250%, due 05/15/14	8,332,188

			44,940,465

		U.S. Treasury Notes: 3.2%
22,593,000	S	1.625%, due 01/31/05	22,584,188
4,017,000	L, S	2.375%, due 08/31/06	4,003,350
1,770,000	L, S	2.750%, due 08/15/07	1,765,715
3,743,000	L, S	3.250%, due 08/15/08	3,761,865
4,619,000	S	3.375%, due 09/15/09	4,621,346
4,039,000	L	4.250%, due 08/15/14	4,082,549

			40,819,013

		U.S. Treasury STRIP: 0.3%
6,372,000		1.610%, due 05/15/16	3,730,456

			3,730,456

		Total U.S. Treasury Obligations
		(Cost $90,552,120)	89,489,934

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.2%
		Automobile Asset-Backed Securities: 0.3%
300,000		Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	300,660
500,000		Household Automotive Trust, 2.310%, due 04/17/08	498,644
1,400,000		Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	1,372,693
1,590,000		Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	1,584,111

			3,756,108

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Commercial Mortgage-Backed Securities: 2.2%
$1,412,000		Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	$1,429,012
2,060,000		Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	2,359,318
2,187,000		COMM, 3.600%, due 03/10/39	2,167,839
1,298,343		CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,286,567
1,688,316		GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	1,699,419
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	1,017,327
4,403,389		JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	4,448,091
3,120,000		JP Morgan Chase Commercial Mortgage Securities Corp., 6.244%, due 04/15/35	3,366,660
3,150,000		LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	3,456,450
3,000,000		LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	3,471,644
3,185,000		Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	3,458,023
196,520		Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	194,436
600,000		Prudential Securities Secured Financing Corp., 6.649%, due 07/15/08	660,776

			29,015,562

		Credit Card Asset-Backed Securities: 0.2%
285,000		Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10	282,046
775,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	811,593
1,270,000		Fleet Credit Card Master Trust II, 2.400%, due 07/15/08	1,267,213

			2,360,852

		Diversified Financial Services: 0.1%
1,600,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	1,764,906

			1,764,906

		Home Equity Asset-Backed Securities: 1.9%
799,810		Argent Securities, Inc., 2.160%, due 03/25/34	800,084
934,844		Asset Backed Funding Certificates, 2.120%, due 11/25/33	935,224
2,737,403	XX	Bayview Financial Acquisition Trust, 2.340%, due 12/28/34	2,741,373
215,843		Equity One ABS, Inc., 2.976%, due 09/25/33	216,024
4,664,000	XX	GSAA Trust, 5.242%, due 05/25/35	4,626,120
2,035,652		Merrill Lynch Mortgage Investors, Inc., 2.200%, due 07/25/34	2,040,046
2,759,708		New Century Home Equity Loan Trust, 2.090%, due 04/25/34	2,761,431
687,035		Residential Asset Mortgage Products, Inc., 2.150%, due 06/25/33	686,164
5,764,344		Residential Asset Securities Corp., 2.150%, due 12/25/33	5,777,799
940,000		Residential Funding Mortgage Securities II, 3.450%, due 01/25/16	943,646
2,625,000		Saxon Asset Securities Trust, 3.960%, due 06/25/33	2,650,988

			24,178,899

		Other Asset-Backed Securities: 0.7%
686,162	XX	Amortizing Residential Collateral Trust, 2.090%, due 05/25/32	685,733
941,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.140%, due 07/25/33	942,089
5,290,000		PP&L Transition Bond Co. LLC, 7.050%, due 06/25/09	5,723,371
1,190,000		Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	1,183,954

			8,535,147

		Whole Loan Collateral PAC: 0.8%
2,580,422		GSR Mortgage Loan Trust, 2.240%, due 10/25/32	2,581,411
847,434		MASTR Alternative Loans Trust, 2.240%, due 11/25/33	847,571
2,116,423		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	2,162,765
865,078		Residential Funding Securities Corp., 8.500%, due 05/25/33	947,327
3,138,000		Residential Funding Securities Corp., 4.750%, due 02/25/33	3,153,389
728,503		Washington Mutual, 2.240%, due 03/25/34	728,958

			10,421,421

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Whole Loan Collateralized Mortgage Obligations: 6.9%
$4,091,250		Banc of America Funding Corp., 5.750%, due 09/20/34	$4,233,698
310,294		Bank of America Alternative Loan Trust, 2.290%, due 12/25/33	310,797
5,566,950		Bank of America Mortgage Securities, 2.290%, due 12/25/33	5,574,862
2,236,131		Bank of America Mortgage Securities, 5.000%, due 12/25/18	2,286,272
2,276,102		Bank of America Mortgage Securities, 5.000%, due 06/25/33	2,294,241
840,629		Bear Stearns Alt-A Trust, 2.160%, due 07/25/34	840,389
2,062,364		Citicorp Mortgage Securities, Inc., 2.340%, due 10/25/33	2,042,553
1,226,758		Countrywide Alternative Loan Trust, 2.240%, due 07/25/18	1,227,524
2,197,227		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	2,222,201
558,783		Countrywide Alternative Loan Trust, 5.000%, due 08/25/19	569,381
2,297,881		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	2,307,099
1,990,000	XX	Countrywide Home Loan Mortgage Pass Through Trust, 6.000%, due 10/25/34	2,058,406
5,530,000		CS First Boston Mortgage Securities Corp., 4.170%, due 10/25/33	5,446,962
6,625,959		First Horizon Alternative Mortgage Securities, 4.870%, due 06/25/34	6,704,932
686,512		First Horizon Alternative Mortgage Securities, 5.375%, due 09/25/34	703,065
2,576,264		GMAC Mortgage Corp. Loan Trust, 5.250%, due 04/25/34	2,626,890
4,000,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	4,142,482
554,000		GSR Mortgage Loan Trust, 4.500%, due 08/25/19	562,472
521,961		GSR Mortgage Loan Trust, 6.500%, due 01/25/34	541,484
2,014,441		Homebanc Mortgage Trust, 2.270%, due 08/25/29	2,018,806
2,184,000		MASTR Alternative Loans Trust, 5.750%, due 09/25/34	2,276,479
3,937,837		MASTR Alternative Loans Trust, 6.000%, due 09/25/34	4,090,622
1,117,362		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	1,135,189
1,697,827		MASTR Asset Securitization Trust, 2.290%, due 11/25/33	1,687,998
1,979,000		MASTR Asset Securitization Trust, 5.500%, due 09/25/34	1,992,913
787,552		MASTR Asset Securitization Trust, 8.000%, due 06/25/33	832,758
2,309,039		MLCC Mortgage Investors, Inc., 2.200%, due 04/25/29	2,314,817
334,454		Prime Mortgage Trust, 2.240%, due 02/25/34	334,538
2,515,332		Residential Accredit Loans, Inc., 2.290%, due 03/25/18	2,521,414
1,819,000	XX	Residential Asset Securitization Trust, 5.500%, due 11/25/34	1,834,916
644,627		Residential Funding Mtg. Sec. I, 2.340%, due 12/25/33	644,254
2,887,000	XX	Residential Funding Mtg. Sec. I, 5.750%, due 09/25/34	2,964,138
4,600,000		Structured Asset Securities Corp, 6.000%, due 03/25/34	4,756,952
4,389,920		Washington Mutual, 2.440%, due 01/25/34	4,318,859
3,394,747		Washington Mutual, 5.000%, due 06/25/18	3,469,510
2,929,091		Washington Mutual, 6.000%, due 06/25/34	3,007,967
573,373		Wells Fargo Mortgage Backed Securities Trust, 2.340%, due 02/25/34	572,630
2,225,000		Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	2,156,533

			89,627,003

		Whole Loan Collateralized Support CMO: 0.1%
1,205,152		Bank of America Mortgage Securities, 5.500%, due 11/25/33	1,214,745

			1,214,745

		Total Collateralized Mortgage Obligations
		(Cost $169,862,472)	170,874,643

OTHER BONDS: 0.5%
		Sovereign: 0.5%
518,588	@@	Brazilian Government Intl. Bond, 2.188%, due 04/15/12	483,679
431,000	@@	Brazilian Government Intl. Bond, 12.250%, due 03/06/30	534,440
691,000	@@	Colombia Government Intl. Bond, 10.000%, due 01/23/12	769,083
989,000	@@	Dominican Republic Intl. Bond, 9.040%, due 01/23/13	781,310

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

		Sovereign: 0.5% (continued)
$1,309,000	@@, L	Russia Government Intl. Bond, 5.000%, due 03/31/30		$1,262,400
558,000	@@, L	Turkey Government Intl. Bond, 12.375%, due 06/15/09		697,500
443,000	@@	Ukraine Government Intl. Bond, 5.330%, due 08/05/09		450,596
464,000	@@, #	Ukraine Government Intl. Bond, 7.650%, due 06/11/13		466,320
823,729	@@, XX	Uruguay Government Intl. Bond, 10.500%, due 10/20/06		927,750

		Total Other Bonds
		(Cost $6,463,110)		6,743,334

		Total Long-Term Investments
		(Cost $1,272,854,505)		1,310,372,725

Short-Term Investments: 6.1%
		Certificates of Deposit: 0.5%
6,000,000	@@, S	Royal Bank of Scotland, 1.400%, due 10/21/04		5,999,174

		Total Certificates Of Deposit
		(Cost $5,999,967)		5,999,174

		Commercial Paper: 1.5%
5,600,000	S	DiamlerChrysler Holdings Corp., 1.810%, due 10/13/04		5,596,340
14,000,000	S	Ford Motor Credit Co., 1.820%, due 10/01/04		13,999,292

		Total Commercial Paper
		(Cost $19,596,621)		19,595,632

		Repurchase Agreement: 0.2%
2,461,000	S	Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850% due 10/01/04, $2,461,126 to be received upon repurchase (Collateralized by $2,360,000 Federal Home Loan Bank, 5.000% Market Value plus accrued interest $2,514,395, due 05/13/11).		2,461,000

		Total Repurchase Agreement
		(Cost $2,461,000)		2,461,000

		Securities Lending CollateralCC: 3.9%
50,249,899		The Bank of New York Institutional
		Cash Reserves Fund		50,249,899

		Total Securities Lending Collateral
		(Cost $50,249,899)		50,249,899

		Total Short-Term Investments
		(Cost $78,307,487)		78,305,705

		Total Investments In Securities
		(Cost $1,351,161,992)	107.6%	$1,388,678,430
		Other Assets and Liabilities — Net	(7.6)	(98,296,097)

		Net Assets	100.0%	$1,290,382,333

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $1,377,822,115.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$33,756,211
		Gross Unrealized Depreciation	(22,899,773)

		Net Unrealized Appreciation	$10,856,315

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain/(Loss)
U.S. 5 Year Treasury Note	220	$(24,365,000)	12/20/04	$(16,569)

Long Contracts
U.S. Long Bond	120	$13,466,250	12/30/04	$111,900

		$(10,898,750)		$95,331

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Balanced Portfolio, Inc.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	November 24, 2004